SHORT-TERM BORROWINGS - Additional Information (Details) - Short Term Borrowings [Member]	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)
Short-term Debt [Line Items]
Interest expense due to third party	¥ 0		¥ 15,699
Guaranteed or collateralized	0			¥ 0
Interest expense due to related party	¥ 193,442	$ 30,409	¥ 234,675